POSTRETIREMENT HEALTHCARE BENEFITS	12 Months Ended
Dec. 30, 2012
Compensation and Retirement Disclosure [Abstract]
POSTRETIREMENT HEALTHCARE BENEFITS
POSTRETIREMENT HEALTHCARE BENEFITS
In addition to providing pension benefits, we previously provided certain healthcare benefits for eligible retired employees. In 2011, we terminated our postretirement healthcare plan and no longer offer medical benefits to currently retired employees. Because the elimination of these benefits reduced benefits previously earned, this action was treated as a negative plan amendment that reduced the accumulated postretirement benefit obligation.
In addition, the plan amendment also resulted in the immediate recognition of previously unrecognized prior service credits and actuarial losses, which was offset by an adjustment to accumulated other comprehensive income and deferred tax liabilities.

Change in Benefit Obligation	2011

Benefit obligation at beginning of year	$5,852
Interest cost	161
Amendment	(5,074)
Actuarial gain	(122)
Net benefits paid	(817)

Benefit obligation at end of year	$—

Components of Net Periodic Benefit Cost and Other Amounts Recognized in Other Comprehensive Losses
Net Postretirement Benefit Cost	2011	2010

Interest cost	$161	$385
Amortization of prior service credits	(27,695)	(4,598)
Amortization of net actuarial losses	4,120	487

Total net periodic benefit cost	$(23,414)	$(3,726)

Other Changes in Benefit Obligation Recognized in Other Comprehensive Losses Before Tax
Net actuarial (gain) loss	$(122)	$95
Prior service credit	(5,074)	(2,465)
Prior service credit recognized	27,695	4,598
Net actuarial loss recognized	(4,120)	(487)

Total recognized in other comprehensive losses	$18,379	$1,741

Total recognized in net periodic benefit cost and other comprehensive losses	$(5,035)	$(1,985)

The weighted-average discount rate used for net periodic benefit cost in 2011 and 2010 was 4.00% and 4.75%.